Condensed Financial Statements of Parent	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements of Parent
Condensed Financial Statements of Parent

32. Condensed Financial Statements of Parent

Condensed financial statements of Hilltop (parent only) follow (in thousands). Investments in subsidiaries are determined using the equity method of accounting.

Condensed Statements of Operations

	Year Ended December 31,
	2013	2012	2011
Investment income	$6,635	$7,035	$4,284
Interest expense	8,232	6,996	7,135
General and administrative expense	10,439	14,488	8,868
Loss before income taxes, equity in undistributed earnings of subsidiaries and preferred stock activity	(12,036)	(14,449)	(11,719)
Income tax expense (benefit)	(4,680)	(3,313)	(5,138)
Equity in undistributed earnings of subsidiaries	134,065	6,038	50
Net income (loss)	$126,709	$(5,098)	$(6,531)

Condensed Statements of Comprehensive Income (Loss)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$126,709	$(5,098)	$(6,531)
Other comprehensive income (loss), net of tax	(43,418)	(4,900)	8,581
Comprehensive income (loss)	$83,291	$(9,998)	$2,050

Condensed Balance Sheets

	December 31,
	2013	2012	2011
Assets
Cash and cash equivalents	$163,856	$204,754	$533,374
Securities, available for sale	69,023	64,082	70,513
Investment in subsidiaries	1,069,226	944,546	126,017
Other assets	14,293	27,743	24,884
Total assets	$1,316,398	$1,241,125	$754,788

Liabilities and Stockholders’ Equity
Accounts payable and accrued expenses	$5,257	$5,779	$8,555
Notes payable	—	90,850	90,850
Stockholders’ equity	1,311,141	1,144,496	655,383
Total liabilities and stockholders’ equity	$1,316,398	$1,241,125	$754,788

Condensed Statements of Cash Flows

	Year Ended December 31,
	2013	2012	2011
Operating Activities
Net income (loss)	$126,709	$(5,098)	$(6,531)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(134,065)	(6,038)	(50)
Deferred income taxes	8,850	(1,011)	(3,756)
Loss on redemption of senior exchangeable notes	3,733	—	—
Other, net	132	(3,370)	(204)
Net cash provided by (used in) operating activities	5,359	(15,517)	(10,541)

Investing Activities
Capital contribution	(35,000)	—	—
Cash paid for acquisition	—	(311,805)	—
Purchases of securities available for sale	—	—	(57,489)
Net cash used in investing activities	(35,000)	(311,805)	(57,489)

Financing Activities
Payments to repurchase common stock	—	(1,298)	—
Redemption of senior exchangeable notes	(11,088)	—	—
Dividends paid on preferred stock	(2,985)	—	—
Other, net	2,816	—	—
Net cash used in financing activities	(11,257)	(1,298)	—

Net change in cash and cash equivalents	(40,898)	(328,620)	(68,030)
Cash and cash equivalents, beginning of year	204,754	533,374	601,404
Cash and cash equivalents, end of year	$163,856	$204,754	$533,374

During September 2013, Hilltop contributed capital of $35.0 million to the Bank to provide additional capital in connection with the FNB Transaction.